Fair Value Measurements - Assets Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt securities available for sale:
Fair Value Recurring Basis Unobservable Input Reconciliation Asset Gain Loss Statement Of Income Extensible List Not Disclosed Flag	Debt securities available for sale
Significant Unobservable Inputs (Level 3) | Measured on recurring basis
Debt securities available for sale:
Beginning balance	$ 10,501,000	$ 9,737,000
Purchase of Level 3 asset	1,549	1,010,000
Maturity of Level 3 asset	(1,944,000)	(927,000)
Change in fair value of Level 3 assets	1,532,000	681,000
Ending balance	$ 11,638,000	$ 10,501,000